FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2011
Assets Measured at Fair Value on Recurring Basis

Assets measured at fair value on a recurring basis are summarized below (in thousands):

	Fair value measurement at December 31, 2010 using
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2010
	RMB	RMB	RMB	RMB

Cash equivalents:
Time deposits	3,905,479	—	—	3,905,479
Money market fund	993,047	—	—	993,047
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	375,234	—	375,234
Long-term investments
Available-for-sale securities	—	—	24,814	24,814

	4,898,526	375,234	24,814	5,298,574

	Fair value measurement at December 31, 2011 using			Total fair value at December 31, 2011
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	RMB	RMB	RMB	RMB	US$

Cash equivalents:
Time deposits	2,419,726	—	—	2,419,726	384,456
Money market fund	192,324	—	—	192,324	30,557
Short-term investments:
Held-to-maturity securities
Fixed-rate investments	—	9,834,275	—	9,834,275	1,562,509
Adjustable-rate investments	—	100,027	—	100,027	15,893
Available-for-sale securities	—	102,682	—	102,682	16,314

	2,612,050	10,036,984	—	12,649,034	2,009,729

Reconciliation for Assets Measured and Recorded at Fair Value on Recurring Basis, Using Significant Unobservable Inputs (Level 3)

The following table presents a reconciliation for the Company’s assets measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3) for the year ended December 31, 2011 (in thousands):

	Significant unobservable inputs (Level 3)
	RMB	US$
Balance at December 31, 2010	24,814	3,942
Settlements	(24,814)	(3,942)
Change in unrealized gain (loss) included in other comprehensive income	—	—

Balance at December 31, 2011	—	—